Interest-Bearing Loans and Borrowings - Summary of Changes in the Company's Liabilities Arising from Financing Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds from borrowings	$ 454	$ 14,822	$ 22,584	[1]
Payments on borrowings	(8,965)	(23,116)	(30,592)	[1]
Amortized cost	110,904	119,372
Long-term debt, net of current portion [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance beginning	95,478	97,564	106,997
Proceeds from borrowings	148	11,226	17,939
Payments on borrowings	(6,735)	(13,596)	(22,339)
Capitalization / (payment) of lease liabilities	697	394	420
Amortized cost	64	71	75
Unrealized foreign exchange effects	(2,149)	2,521	(538)
Current portion of long-term debt	(875)	(3,744)	(4,769)
Liabilities associated with assets held for sale			(69)
Other movements			(152)
Loss on bond redemption and other movements	741	1,042
Balance ending	87,369	95,478	97,564
Short-term debt and current portion of long-term debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance beginning	3,081	5,410	4,584
Proceeds from borrowings	306	3,596	4,645
Payments on borrowings	(2,230)	(9,520)	(8,253)
Capitalization / (payment) of lease liabilities	(547)	(484)	(441)
Amortized cost	0	17	13
Unrealized foreign exchange effects	(88)	241	(39)
Current portion of long-term debt	875	3,744	4,769
Liabilities associated with assets held for sale			(15)
Other movements			147
Loss on bond redemption and other movements	10	77
Balance ending	$ 1,408	$ 3,081	$ 5,410

[1]	The consolidated statement of cash flows for 2019 has been restated to include operating, investing and financing activities from discontinued operations separately in the cashflow statement. In addition, the 2019 cash flow from investing activities has been restated to reflect reclassification of the cash flow hedges in relation to the Australia divestiture reported in the financing activities in 2019 and recycled to profit or loss upon the completion of the transaction.